Fair Value Disclosures - Summary of Amount by Which Contractual Principal Exceeds Fair Value for Loans and Other Receivables Measured at Fair Value Under Fair Value Option (Details) - USD ($)
$ in Thousands
	Nov. 30, 2021	Nov. 30, 2020
Fair Value Disclosures [Abstract]
Loans and other receivables	$ 5,600,648	$ 1,662,647
Loans and other receivables on nonaccrual status and/or 90 days or greater past due	64,203	287,889
Long-term debt and short-term borrowings	(38,391)	(42,819)
Other secured financings	3,432	2,782
Loans and other receivables 90 days or greater past due	$ 19,700	$ 30,000